Fair Value Measurements - Summary of Financial Instruments Designated At Fair Value Through Profit Or Loss (Parenthetical) (Detail) - CAD ($) $ in Millions	Apr. 30, 2025	Oct. 31, 2024
Fair Value of Financial Instruments Not Carried at Fair Value on the Balance Sheet [line items]
Business and government	$ 381,483	$ 384,993
Securitization and structured entities' liabilities	51,936	40,164
Financial liabilities at fair value through profit or loss, category [member]
Fair Value of Financial Instruments Not Carried at Fair Value on the Balance Sheet [line items]
Structured note liabilities	46,909	45,222
Metal deposits	1,858	1,807
Embedded options related to structured deposits carried at amortized cost	1,173	1,047
Securitization and structured entities' liabilities	30,680	18,314
Money market deposits	1,994	6,032
Financial assets at fair value through profit or loss [member]
Fair Value of Financial Instruments Not Carried at Fair Value on the Balance Sheet [line items]
Residential mortgages loans	94	163
Business and government	13,404	12,431
Financial assets at fair value through other comprehensive income [member]
Fair Value of Financial Instruments Not Carried at Fair Value on the Balance Sheet [line items]
Business and government	$ 14	$ 61